Basis of Presentation - IFRS 9 Financial Instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impact on reserves due to application of IFRS 9:
Historical credit loss (as a percent)				0.19%	0.17%	0.13%
Total Debt	€ 6,602,100	€ 6,846,068
Impact on Total Debt			€ (2,580)
Impact on Deferred Expenses			(22,056)
Impact of new IFRS
Impact on reserves due to application of IFRS 9:
(Positive) Negative Impact on Reserves			(24,636)
Senior Unsecured Notes
Impact on reserves due to application of IFRS 9:
Impact on Total Debt			146,333
Impact on Deferred Expenses			(41,035)
Senior Unsecured Notes | Impact of new IFRS
Impact on reserves due to application of IFRS 9:
(Positive) Negative Impact on Reserves			105,298
Senior Secured Debt
Impact on reserves due to application of IFRS 9:
Impact on Total Debt			(148,913)
Impact on Deferred Expenses			18,979
Senior Secured Debt | Impact of new IFRS
Impact on reserves due to application of IFRS 9:
(Positive) Negative Impact on Reserves			(129,934)
Amortised cost
Impact on reserves due to application of IFRS 9:
Total Debt			4,228,824
Amortised cost | Senior Unsecured Notes
Impact on reserves due to application of IFRS 9:
Total Debt			853,667
Amortised cost | Senior Secured Debt
Impact on reserves due to application of IFRS 9:
Total Debt			3,375,157
IFRS 9
Impact on reserves due to application of IFRS 9:
Total Debt			4,226,244
IFRS 9 | Senior Unsecured Notes
Impact on reserves due to application of IFRS 9:
Total Debt			1,000,000
IFRS 9 | Senior Secured Debt
Impact on reserves due to application of IFRS 9:
Total Debt			€ 3,226,244